UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05957

        Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal Advantage Fund, Inc. (NMA)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 3.2% (2.1% of Total Investments)

$10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$ 11,075,500
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured

5,075	Lauderdale County and Florence Healthcare Authority, Alabama, Revenue Bonds, Coffee Health Group,	7/09 at 101.00	AAA	5,515,865
	Series 1999A, 5.250%, 7/01/24 - MBIA Insured

5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,558,946
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	Alaska - 0.3% (0.3% of Total Investments)

	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,207,564
1,280	5.250%, 12/01/41 - FGIC Insured	12/14 at 100.00	AAA	1,364,429

	Arizona - 0.7% (0.5% of Total Investments)

5,000	Maricopa County Pollution Control Corporation, Arizona, Remarketed Revenue Refunding Bonds, Public	5/06 at 101.00	BBB	5,133,450
	Service Company of New Mexico, Series 1992A, 5.750%, 11/01/22

	California - 9.8% (6.6% of Total Investments)

2,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	1,821,700
	2004A, 0.000%, 10/01/25 - AMBAC Insured

3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	3,024,690
	System/West, Series 2003A, 5.000%, 3/01/33

3,550	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%,	5/12 at 101.00	A2	3,873,973
	5/01/22

7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	4/14 at 100.00	A-	7,798,500
	State Hospital, Series 2004A, 5.125%, 6/01/29

7,535	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	10,224,392
	Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax)

6,925	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Subordinated	6/06 at 100.00	AAA	6,980,192
	Water System Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 - FGIC Insured

2,500	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/05 at 100.00	AAA	2,530,650
	Lien Sales Tax Revenue Bonds, Series 1995A, 5.000%, 7/01/25 (Pre-refunded to 7/01/05) - AMBAC
	Insured

1,275	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	1,407,179
	5.250%, 8/01/23 - FSA Insured

	North Orange County Community College District, California, General Obligation Bonds, Series 2003B:
7,735	0.000%, 8/01/25 - FGIC Insured	No Opt. Call	AAA	2,875,873
4,000	0.000%, 8/01/26 - FGIC Insured	No Opt. Call	AAA	1,405,280

5,000	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	6,115,100
	Series 1991B, 7.375%, 2/01/12

5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue	No Opt. Call	AAA	6,887,650
	Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)

9,315	Perris, California, GNMA Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	13,004,392
	Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax)

	Colorado - 3.4% (2.3% of Total Investments)

8,350	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System, Series	7/06 at 102.00	AAA	8,825,031
	1994A, 5.350%, 11/01/16

2,650	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/16 -	No Opt. Call	AAA	1,611,041
	MBIA Insured

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/35 -	9/10 at 102.00	AAA	1,135,680
	MBIA Insured

4,125	Municipal Subdistrict Northern Colorado Water District, Revenue Bonds, Series 1997G, 5.250%,	12/07 at 101.00	AAA	4,449,060
	12/01/15 - AMBAC Insured

	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE:
2,000	5.375%, 6/01/17	6/12 at 100.00	AA-	2,237,860
5,000	5.375%, 6/01/18	6/12 at 100.00	AA-	5,594,650

	District of Columbia - 0.7% (0.4% of Total Investments)

1,825	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue	6/05 at 103.00	AAA	1,881,356
	Bonds, Series 1988F-1, 6.375%, 6/01/26 (Alternative Minimum Tax)

2,640	District of Columbia Housing Finance Agency, GNMA/FNMA Single Family Mortgage Revenue Bonds, Series	6/07 at 102.00	AAA	2,701,723
	1997B, 5.900%, 12/01/28 (Alternative Minimum Tax)

	Florida - 2.1% (1.4% of Total Investments)

2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	12/10 at 100.00	AAA	2,902,905
	2000O-1, 5.850%, 12/01/31 (Alternative Minimum Tax) - FSA Insured

1,075	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2000, 5.250%, 10/01/16 -	10/09 at 100.00	AAA	1,180,780
	AMBAC Insured

10,130	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System - St. Mary's Hospital,	6/05 at 100.50	AAA	10,361,167
	Series 1993, 5.125%, 12/01/23 - MBIA Insured

	Georgia - 0.6% (0.4% of Total Investments)

4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 - FSA Insured	10/14 at 100.00	AAA	4,302,000

	Hawaii - 0.6% (0.4% of Total Investments)

1,680	Hawaii Housing Finance and Development Corporation, Single Family Mortgage Purchase Revenue Bonds,	7/07 at 102.00	AAA	1,687,627
	Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)

2,215	Hawaii Housing and Community Development Corporation, GNMA Collateralized Multifamily Housing	7/10 at 102.00	AAA	2,345,131
	Revenue Bonds, Sunset Villas, Series 2000, 5.700%, 7/20/31

	Illinois - 14.3% (9.6% of Total Investments)

5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A, 6.500%,	7/10 at 101.00	AAA	6,929,146
	1/01/35 (Pre-refunded to 7/01/10) - FGIC Insured

4,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	4,428,120
	Revenues, Series 1997, 5.750%, 12/01/20 (Pre-refunded to 12/01/07) - AMBAC Insured

12,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	13,395,500
	Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC Insured

5,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	2,050,000
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13) #

5,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	5,240,400
	Airport, Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

5,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 1997, 5.250%, 1/01/28	1/08 at 102.00	AAA	5,466,200
	(Pre-refunded to 1/01/08) - AMBAC Insured

10,115	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rush-Presbyterian-St. Luke's Medical	11/06 at 102.00	AAA	10,970,426
	Center Obligated Group, Series 1996A, 6.250%, 11/15/20 - MBIA Insured

6,165	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/07 at 102.00	A	6,408,209
	1996B, 5.750%, 2/15/22

3,935	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	Baa2	3,845,046
	5.375%, 8/15/16

6,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.750%,	5/12 at 100.00	Baa2	6,236,280
	5/15/22

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1999A:
13,455	5.500%, 12/15/24 - FGIC Insured	12/09 at 101.00	AAA	14,989,139
10,000	5.250%, 12/15/28 - FGIC Insured	12/09 at 101.00	AAA	10,762,900

4,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	6,076,232
	General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%, 4/01/23 -	4/13 at 100.00	AAA	2,074,617
	AMBAC Insured

	Indiana - 3.5% (2.4% of Total Investments)

5,205	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	5,689,846
	Group, Series 2000A, 5.500%, 2/15/30 - MBIA Insured

9,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding and Improvement Bonds,	5/06 at 102.00	AAA	9,505,530
	Community Hospitals of Indiana, Series 1995, 5.700%, 5/15/22 - MBIA Insured

6,075	LaGrange County Jail Building Corporation, Indiana, First Mortgage Jail Bonds, Series 1998,	10/09 at 101.00	A3	6,433,607
	5.400%, 10/01/21

2,725	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999,	2/09 at 102.00	BBB	2,841,194
	5.450%, 2/15/12

	Iowa - 0.6% (0.4% of Total Investments)

945	Iowa Finance Authority, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Bonds,	7/05 at 102.00	AAA	965,006
	Series 1995C, 6.450%, 1/01/24

3,500	Marshalltown, Iowa, Pollution Control Revenue Refunding Bonds, Iowa Electric Light and Power	5/05 at 101.00	AAA	3,542,245
	Company Project, Series 1993, 5.500%, 11/01/23 - MBIA Insured

	Kansas - 1.8% (1.2% of Total Investments)

5,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company	No Opt. Call	A3	5,207,950
	Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

4,935	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AA+	5,329,060

1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,891,225
	5.300%, 6/01/31 - MBIA Insured

	Kentucky - 2.4% (1.6% of Total Investments)

5,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series 2002,	2/12 at 100.00	AAA	5,396,350
	5.000%, 2/01/21 - FSA Insured

5,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	5/07 at 101.00	AAA	5,795,295
	Revenue Bonds, Series 1997A, 5.250%, 5/15/27 - MBIA Insured

4,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	11/07 at 101.00	AAA	5,249,030
	Revenue Bonds, Series 1997B, 5.200%, 5/15/25 - MBIA Insured

	Louisiana - 7.4% (4.9% of Total Investments)

13,500	De Soto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/09 at 102.00	AAA	15,273,630
	Project, Series 1999, 5.875%, 9/01/29 - AMBAC Insured

6,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	AAA	7,076,398
	5.250%, 7/01/33 - MBIA Insured

9,395	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	11,985,295
	Corporation Project, Series 1994, 11.000%, 2/01/14

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series
	2001B:
6,000	5.500%, 5/15/30	5/11 at 101.00	BBB	5,758,320
11,750	5.875%, 5/15/39	5/11 at 101.00	BBB	10,980,492

	Massachusetts - 1.1% (0.7% of Total Investments)

1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/09 at 101.00	AAA	1,808,800
	Healthcare, Series 1998A, 5.000%, 7/01/28 - AMBAC Insured

4,985	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 77, 5.950%,	12/09 at 100.00	AAA	5,043,673
	6/01/25 (Alternative Minimum Tax) - FSA Insured

475	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79, 5.950%,	12/09 at 100.00	AAA	497,216
	12/01/27 (Alternative Minimum Tax) - FSA Insured

	Michigan - 1.5% (1.0% of Total Investments)

3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/05 at 101.00	Ba3	3,275,393
	Obligated Group, Series 1993A, 6.500%, 8/15/18

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated
	Group, Series 1998A:
4,995	5.250%, 8/15/23	8/08 at 101.00	Ba3	4,496,599
3,000	5.250%, 8/15/28	8/08 at 101.00	Ba3	2,662,980

	Minnesota - 2.0% (1.3% of Total Investments)

5,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	5,327,600
	Bonds, Series 2001C, 5.250%, 1/01/32 - FGIC Insured

5,455	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 5.550%,	7/09 at 100.00	AA+	5,469,292
	7/01/24 (Alternative Minimum Tax)

2,770	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000J, 5.400%,	1/10 at 100.00	AA+	2,846,535
	1/01/23 (Alternative Minimum Tax)

	Mississippi - 0.7% (0.4% of Total Investments)

2,060	Coahoma-Clarksdale Housing Development Corporation, Mississippi, FHA-Insured Section 8 Assisted	2/05 at 100.00	AAA	2,063,832
	Multifamily Mortgage Revenue Refunding Bonds, Gooden Estates and McLaurin Arms, Series 1990A,
	8.000%, 8/01/24

2,560	Coahoma-Clarksdale Housing Development Corporation, Mississippi, FHA-Insured Section 8 Assisted	2/05 at 100.00	AAA	2,564,762
	Multifamily Mortgage Revenue Refunding Bonds, Gooden Estates and McLaurin Arms, Series 1990B,
	8.000%, 8/01/24

	Missouri - 0.3% (0.3% of Total Investments)

1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,569,135
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured

370	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan	9/09 at 102.00	AAA	378,558
	Program, Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)

	Montana - 1.6% (1.1% of Total Investments)

3,985	Montana Board of Housing, Single Family Program Bonds, Series 1995B, 6.400%, 12/01/27 (Alternative	12/05 at 102.00	AA+	4,102,916
	Minimum Tax)

6,920	Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A, 6.050%, 12/01/37	6/07 at 101.50	AA+	7,196,800

	Nevada - 3.8% (2.5% of Total Investments)

7,310	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/19	7/10 at 100.00	AA	8,141,805

7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,670,600
	(Pre-refunded to 7/01/10) - MBIA Insured

7,910	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 100.00	AAA	8,377,086
	Project, First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured

1,085	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1997C-2, 5.750%, 4/01/29	4/07 at 102.00	Aaa	1,112,516
	(Alternative Minimum Tax)

	New Jersey - 3.4% (2.3% of Total Investments)

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/09	No Opt. Call	A***	3,400,020

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2002:
15,880	5.750%, 6/01/32	6/12 at 100.00	BBB	15,441,712
5,000	6.125%, 6/01/42	6/12 at 100.00	BBB	4,767,700

	New Mexico - 1.1% (0.7% of Total Investments)

7,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New	4/06 at 101.00	BBB	7,694,550
	Mexico - San Juan Project, Series 1997B, 5.800%, 4/01/22

	New York - 16.4% (11.0% of Total Investments)

7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AA-	7,302,190
	2002A, 5.125%, 1/01/29

	Nassau County, New York, General Obligation Improvement Bonds, Series 2000F:
3,980	7.000%, 3/01/11 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,704,479
4,070	7.000%, 3/01/12 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,810,862
3,925	7.000%, 3/01/15 (Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	4,639,468

10,000	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	11,023,200
	(Pre-refunded to 10/15/07)

7,435	New York City, New York, General Obligation Bonds, Fiscal Series 2000E, 5.750%, 5/15/20	5/10 at 101.00	A	8,271,512

9,850	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	10,952,609
	Fiscal Series 2000A, 5.750%, 6/15/31 - FGIC Insured

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/07 at 101.00	AAA	5,432,300
	Fiscal Series 1997B, 5.750%, 6/15/29 (Pre-refunded to 6/15/07) - FGIC Insured

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	12/14 at 100.00	AAA	10,480,700
	Fiscal Series 2005B, 5.000%, 6/15/36 - FSA Insured

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AAA	11,582,400
	2000B, 6.000%, 11/15/29 (Pre-refunded to 5/15/10)

4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/08 at 102.00	Ba2	4,041,093
	Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/12 at 101.00	Ba2	3,160,500
	Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)

3,655	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/08 at 101.00	AA-***	3,982,378
	Facilities, Series 1997, 5.125%, 5/15/27 (Pre-refunded to 5/15/08)

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 1997B:
2,965	5.625%, 2/15/21 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	3,211,540
4,395	5.625%, 2/15/21	2/07 at 102.00	AA-	4,706,913

9,495	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 94, 5.800%, 10/01/20	4/10 at 100.00	Aa1	10,107,712
	(Alternative Minimum Tax)

5,000	New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue	1/09 at 101.00	AAA	5,655,250
	Bonds, Series 1999C, 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

	North Carolina - 3.4% (2.2% of Total Investments)

8,325	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/09 at 100.00	AA	8,720,687
	7A, 6.250%, 1/01/29 (Alternative Minimum Tax)

6,725	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	1/10 at 100.00	AA	7,019,152
	8A, 5.950%, 1/01/27 (Alternative Minimum Tax)

5,935	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	1/10 at 100.00	AA	6,183,498
	9A, 5.875%, 7/01/31 (Alternative Minimum Tax)

1,310	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series	7/10 at 100.00	AAA	1,342,462
	10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

	North Dakota - 0.5% (0.3% of Total Investments)

3,195	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 1998B, 5.500%,	7/08 at 102.00	Aaa	3,285,866
	7/01/29 (Alternative Minimum Tax) - MBIA Insured

	Ohio - 4.8% (3.2% of Total Investments)

5,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	11/09 at 101.00	Baa1	5,080,550
	Summa Health System, Series 1998A, 5.375%, 11/15/18

6,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, University Hospitals Health System, Series 1999,	7/09 at 101.00	AAA	6,555,360
	5.500%, 1/15/30 - AMBAC Insured

	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999:
7,840	6.750%, 4/01/18	4/10 at 101.00	A3	8,746,382
5,000	6.750%, 4/01/22	4/10 at 101.00	A3	5,522,400

2,355	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	2,361,547
	Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+	2,851,082

1,910	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A, 5.750%, 6/01/16 - FGIC	6/11 at 101.00	AAA	2,196,099
	Insured

	Oklahoma - 2.2% (1.5% of Total Investments)

5,000	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center,	8/09 at 101.00	AAA	5,555,500
	Series 1999A, 5.750%, 8/15/29 - MBIA Insured

10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	12/08 at 100.00	B-	9,478,000
	2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Pennsylvania - 2.3% (1.6% of Total Investments)

2,460	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,672,077
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC	12/14 at 100.00	AAA	2,890,888
	Insured

2,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	2,849,325
	2/01/31 (Pre-refunded to 2/01/12) - FSA Insured

4,150	Venango Housing Corporation, Pennsylvania, FHA-Insured Multifamily Mortgage Revenue Bonds,	2/05 at 100.00	AAA	4,197,601
	Evergreen Arbors Project, Series 1990A, 8.000%, 2/01/24

3,240	Washington County Authority, Pennsylvania, Capital Funding Revenue Bonds, Capital Projects and	No Opt. Call	AAA	3,450,503
	Equipment Acquisition Program, Series 1999, 6.150%, 12/01/29 - AMBAC Insured

	Puerto Rico - 0.7% (0.4% of Total Investments)

4,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 - MBIA Insured	7/10 at 100.00	AAA	4,513,760

	Rhode Island - 1.9% (1.3% of Total Investments)

12,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	13,207,705
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 - MBIA Insured

	South Carolina - 4.5% (3.0% of Total Investments)

10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	11,501,000
	6.000%, 12/01/20

2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,689,500
	Improvement Bonds, Series 2003, 5.750%, 11/01/28

3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,121,710
	5.000%, 6/01/36 - FGIC Insured

	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System,
	Series 2003A:
3,560	5.000%, 1/01/20 - AMBAC Insured	7/13 at 100.00	AAA	3,853,700
2,125	5.000%, 1/01/21 - AMBAC Insured	7/13 at 100.00	AAA	2,293,173

7,500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	7,503,375
	Bonds, Series 2001B, 6.375%, 5/15/28

	Tennessee - 5.1% (3.4% of Total Investments)

6,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	6,187,560
	Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

20,415	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding	1/13 at 75.87	AAA	10,822,400
	Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/18 - FSA Insured

1,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds,	5/11 at 100.00	AA	1,841,315
	Series 2001A, 5.125%, 5/15/26

14,385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	16,403,359
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded to 11/15/09) - AMBAC Insured

	Texas - 16.4% (11.0% of Total Investments)

11,810	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	No Opt. Call	BBB	12,776,649
	Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company, Series	No Opt. Call	AAA	6,584,220
	1998, 5.050%, 11/01/18 (Alternative Minimum Tax) - AMBAC Insured

8,400	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/09 at 101.00	BBB	8,536,584
	Corporation, Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)

10,000	Harris County Health Facilities Development Corporation, Texas, Special Facilities Revenue Bonds,	5/06 at 102.00	AAA	10,604,300
	Texas Medical Center Project, Series 1996, 5.900%, 5/15/16 - MBIA Insured

5,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	5,183,150
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured

13,110	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 (DD1,	7/10 at 100.00	AAA	14,339,063
	settling 2/01/05) - FSA Insured

5,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	5,209,800
	2/15/28 - AMBAC Insured

	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series 1993A-J:
5,490	6.800%, 12/15/10 - AMBAC Insured	No Opt. Call	AAA	6,522,998
2,000	6.800%, 12/15/11 - AMBAC Insured	No Opt. Call	AAA	2,412,020

16,305	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B,	5/09 at 101.00	BBB-	16,515,171
	5.950%, 5/01/30 (Alternative Minimum Tax)

3,425	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	BBB	3,732,394
	Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)

4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	5,071,911
	2002A, 6.000%, 10/01/21

4,000	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program, Series	8/09 at 100.00	Aa1	4,356,480
	1999C, 5.500%, 8/01/35

6,840	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Ascension Health	11/09 at 101.00	AAA	7,799,720
	Credit Group, Series 1999A, 5.875%, 11/15/24 (Pre-refunded to 11/15/09) - AMBAC Insured

2,500	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	No Opt. Call	Baa2	2,586,250
	Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)

245	Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue	7/05 at 100.00	AAA	245,828
	Bonds, Copperwood I Project, Series 1990A, 7.625%, 1/01/10 - MBIA Insured

	Wood Glen Housing Finance Corporation, Texas, FHA-Insured Section 8 Assisted Mortgage Revenue
	Refunding Bonds, Copperwood II Project, Series 1990C:
20	7.625%, 1/01/10 - MBIA Insured	7/05 at 100.00	AAA	20,049
1,250	7.650%, 7/01/23 - MBIA Insured	7/05 at 100.00	AAA	1,265,913

	Utah - 0.3% (0.3% of Total Investments)

2,200	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	2,396,328
	7/01/19 - MBIA Insured

	Virginia - 0.9% (0.6% of Total Investments)

6,380	Capital Region Airport Authority, Richmond, Virginia, Airport Revenue Bonds, International Airport	7/05 at 102.00	AAA	6,581,672
	Projects, Series 1995A, 5.625%, 7/01/20 - AMBAC Insured

	Washington - 14.3% (9.6% of Total Investments)

8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,446,434
	Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Refunding	7/11 at 101.00	AAA	11,568,442
	Bonds, Series 2001C, 5.650%, 7/01/32 (Alternative Minimum Tax) - MBIA Insured

5,665	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,886,728
	Series 2002B, 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

10,730	Pierce County School District 320, Sumner, Washington, Unlimited Tax General Obligation Bonds,	12/10 at 100.00	Aaa	12,511,073
	Series 2000, 6.250%, 12/01/17 - FSA Insured

10,550	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%, 12/01/25	12/10 at 100.00	AA+	11,648,677
	(Alternative Minimum Tax)

5,315	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 6.000%, 2/01/10 (Alternative Minimum	No Opt. Call	AAA	5,962,633
	Tax) - MBIA Insured

19,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999A, 6.000%,	3/10 at 101.00	AAA	22,042,389
	9/01/29 - MBIA Insured

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%,	3/10 at 101.00	AAA	5,588,250
	9/01/20 (Alternative Minimum Tax) - MBIA Insured

5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series 1999,	12/09 at 101.00	AAA	5,492,350
	5.375%, 12/01/19 - MBIA Insured

8,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1998A,	7/08 at 102.00	Aaa	9,259,075
	5.125%, 7/01/18

	West Virginia - 0.7% (0.5% of Total Investments)

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series	10/11 at 100.00	BBB	5,129,900
	2003L, 5.500%, 10/01/22

	Wisconsin - 7.7% (5.2% of Total Investments)

7,750	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	7,780,923
	Series 2002, 6.125%, 6/01/27

2,250	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 - FSA Insured	11/14 at 100.00	Aaa	2,362,320

5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA-	5,428,300
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	3,532,080
	1998A, 5.500%, 12/15/19 - MBIA Insured

2,690	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2000B,	3/10 at 100.00	AA	2,750,764
	5.750%, 3/01/22 (Alternative Minimum Tax)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Medical Group Inc.,
	Series 1996:
10,000	5.600%, 11/15/16 - FSA Insured	5/06 at 102.00	AAA	10,562,300
20,000	5.750%, 11/15/25 - FSA Insured	5/06 at 102.00	AAA	21,072,800

$981,485	Total Long-Term Investments (cost $949,919,316) - 149.0%			1,033,452,684

	Short-Term Investments - 0.2% (0.1% of Total Investments)

1,500	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal Series		A-1+	1,500,000
	2002A-7, 1.810%, 11/01/24 - AMBAC Insured †

$1,500	Total Short-Term Investments (cost $1,500,000)			1,500,000

	Total Investments (cost $951,419,316) - 149.2%			1,034,952,684

	Other Assets Less Liabilities - 2.4%			16,819,418

	Preferred Shares, at Liquidation Value - (51.6)%			(358,000,000)

	Net Assets Applicable to Common Shares - 100%			$693,772,102

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD1)	Portion of security purchased on a delayed delivery basis.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc filed for federal bankruptcy protection. The Advisor determined that it was likey United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was $950,441,957.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$89,080,510
	Depreciation	(4,569,783)

	Net unrealized appreciation of investments	$84,510,727

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.